Transactions with Affiliates and Affiliated Entities (Details)	3 Months Ended		6 Months Ended
	Jun. 30, 2020 USD ($) Loan	Jun. 30, 2019 USD ($) Loan	Jun. 30, 2020 USD ($) Loan Employee	Jun. 30, 2019 USD ($)	Jul. 14, 2020 USD ($)
Information about Related Party [Abstract]
Percentage of annual management fee paid equal to gross equity			1.50%
Renew of management agreement subject to termination			1 year
Management agreement subject to termination, notice period for termination to manager			30 days
Management agreement subject to termination, period of notice by manager in the event of default			60 days
Management agreement subject to termination, period of termination fee payment in the event of default			30 days
Subservicing of financial assets agreements additional term			3 years
Carrying value of MSR Portfolio sold	$ 15,700,000		$ 15,700,000
Proceeds from sale of MSRs			15,831,000	$ 0
Realized loss on investments in MSRs, net	(11,347,000)	$ 0	(11,347,000)	0
Unrealized losses on market value in MSRs			11,500,000
Gains (losses) on loans repurchased	25,000	0	(176,000)	0
Foreclosure related gains			71,000
Management Fees And Compensation Reimbursement To Affiliate [Abstract]
Management fees	1,736,000	1,696,000	3,463,000	3,267,000
Compensation reimbursement	238,000	238,000	476,000	476,000
Total	$ 1,974,000	$ 1,934,000	$ 3,939,000	$ 3,743,000
Receivable and Other Assets [Member] | Subsequent Event [Member]
Information about Related Party [Abstract]
Carrying value of MSR Portfolio sold					$ 1,200,000
Minimum [Member]
Information about Related Party [Abstract]
Management agreement subject to non-renewal, notice period			180 days
Maximum [Member]
Information about Related Party [Abstract]
Management agreement subject to non-renewal, notice period			270 days
Freedom Mortgage Excess Service Right [Member]
Information about Related Party [Abstract]
Joint marketing recapture agreement initial term			1 year
Joint marketing recapture agreement automatic renewals term			1 year
Number of loans refinanced | Loan	1,171
Aggregate unpaid principal balance of refinanced loans	$ 268,300,000
Loan processing fees payable	$ 0		$ 0
Number of MSRs loans | Loan	0	4	0
Aggregate unpaid principal balance		$ 1,000,000.0
Amount due to affiliated entity		$ 1,000
Number of employees leases from mortgage | Employee			5
Remaining holdback amount	$ 757,000		$ 757,000
Mortgage loan losses recoverable, written off			573,000
Freedom Mortgage Excess Service Right [Member] | Receivable and Other Assets [Member]
Information about Related Party [Abstract]
Foreclosure related losses recoverable	$ 247,000		$ 247,000